SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 83.8%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
	Mercedes-Benz Group AG	1,241,000	$ 86,028,706
			86,028,706
	Banks — 11.0%
	Banks — 11.0%
	Bank of Ireland Group plc	19,129,250	368,121,371
	BNP Paribas SA	7,892,300	749,329,745
	Citigroup, Inc.	6,986,967	815,309,179
	Regions Financial Corp.	5,862,414	158,871,419
			2,091,631,714
	Capital Goods — 3.1%
	Aerospace & Defense — 1.7%
	BAE Systems plc	11,749,400	271,456,630
	TransDigm Group, Inc.	43,381	57,690,223
	Industrial Conglomerates — 1.4%
	CK Hutchison Holdings Ltd.	23,928,000	162,795,379
	Siemens AG	339,100	94,973,896
			586,916,128
	Consumer Discretionary Distribution & Retail — 0.9%
	Specialty Retail — 0.9%
	Home Depot, Inc.	505,482	173,936,356
			173,936,356
	Consumer Staples Distribution & Retail — 2.9%
	Consumer Staples Distribution & Retail — 2.9%
	BIM Birlesik Magazalar AS	5,157,800	64,469,496
	Tesco plc	83,026,330	494,442,165
			558,911,661
	Energy — 6.2%
	Oil, Gas & Consumable Fuels — 6.2%
	Enbridge, Inc.	3,309,521	158,368,977
	Eni SpA	4,369,900	82,836,345
[a,b]	Foresea Holdings SA	147,823	5,240,325
[a,b]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Shell plc	2,735,600	101,036,224
	South Bow Corp.	2,618,560	72,019,701
	TC Energy Corp.	3,869,221	213,060,160
	TotalEnergies SE	8,285,200	541,266,875
			1,173,841,046
	Financial Services — 3.6%
	Capital Markets — 2.1%
	CME Group, Inc.	1,063,223	290,344,937
	MidCap Financial Investment Corp.	3,137,783	35,896,237
[c]	SLR Investment Corp.	4,307,900	66,600,134
	Financial Services — 1.2%
	Equitable Holdings, Inc.	4,814,078	229,390,817
	Mortgage Real Estate Investment Trusts — 0.3%
[c]	Chimera Investment Corp.	5,197,862	64,609,425
			686,841,550
	Health Care Equipment & Services — 0.9%
	Health Care Equipment & Supplies — 0.9%
	Medtronic plc	1,829,695	175,760,502
			175,760,502
	Insurance — 5.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Insurance — 5.9%
	ASR Nederland NV	1,051,300	$ 74,895,267
	AXA SA	2,565,200	123,478,959
	Generali	4,133,547	172,734,386
	NN Group NV	9,581,916	740,276,287
			1,111,384,899
	Materials — 1.9%
	Chemicals — 0.2%
	LyondellBasell Industries NV Class A	894,177	38,717,864
	Metals & Mining — 1.7%
	BHP Group Ltd.	6,902,000	209,529,211
	Glencore plc	21,342,700	116,959,977
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	0
			365,207,052
	Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
	Biotechnology — 0.5%
	AbbVie, Inc.	374,958	85,674,153
	Pharmaceuticals — 6.1%
	AstraZeneca plc	1,649,800	306,668,743
	Merck & Co., Inc.	3,559,942	374,719,495
	Novartis AG	1,483,308	204,393,736
	Pfizer, Inc.	1,517,298	37,780,720
	Roche Holding AG	570,600	235,640,769
			1,244,877,616
	Semiconductors & Semiconductor Equipment — 8.3%
	Semiconductors & Semiconductor Equipment — 8.3%
	Broadcom, Inc.	2,029,364	702,362,880
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,649,261	870,653,063
			1,573,015,943
	Software & Services — 0.2%
	Information Technology Services — 0.2%
	HCL Technologies Ltd.	2,092,600	37,719,670
			37,719,670
	Technology Hardware & Equipment — 4.1%
	Communications Equipment — 1.0%
	Cisco Systems, Inc.	2,613,737	201,336,161
	Technology Hardware, Storage & Peripherals — 3.1%
	Samsung Electronics Co. Ltd.	6,955,559	582,979,413
			784,315,574
	Telecommunication Services — 19.1%
	Diversified Telecommunication Services — 16.8%
	AT&T, Inc.	25,397,773	630,880,681
	Deutsche Telekom AG	9,984,800	325,015,748
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	54,923,000	256,632,944
	Orange SA	72,111,380	1,203,383,161
	Singapore Telecommunications Ltd.	65,130,000	230,544,189
	Zegona Communications plc	28,443,000	534,839,601
	Wireless Telecommunication Services — 2.3%
	Vodafone Group plc	327,785,324	436,889,804
			3,618,386,194
	Transportation — 1.4%
	Air Freight & Logistics — 1.4%
	Deutsche Post AG	4,817,600	262,683,017
			262,683,017
	Utilities — 7.2%
	Electric Utilities — 5.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Endesa SA	12,069,557	$ 434,460,308
	Enel SpA	62,118,731	645,869,117
	Gas Utilities — 0.6%
	Snam SpA	15,827,000	105,168,355
	Multi-Utilities — 0.9%
	E.ON SE	8,053,300	152,488,589
	Engie SA	1,047,372	27,583,832
			1,365,570,201
	Total Common Stock (Cost $9,062,221,824)		15,897,027,829
	Preferred Stock — 0.2%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 5.039% (TSFR3M + 1.11%), 1/30/2026	12,000	9,000,000
			9,000,000
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[e]	Summit Midstream Corp. Series A, 12.284%, 1/30/2026	160,970	26,393,118
			26,393,118
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.866% (TSFR3M + 0.96%), 1/30/2026	120,000	2,316,000
			2,316,000
	Total Preferred Stock (Cost $39,114,250)		37,709,118
	Asset Backed Securities — 0.9%
	Auto Receivables — 0.1%
	Carvana Auto Receivables Trust,
[d]	Series 2021-P1 Class R, due 12/10/2027	$ 24,000	1,562,242
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,088,351
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	2,025,170
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,100,357
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	8,725,722	8,703,302
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	464,536	465,747
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	3,254,609
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,720,847
[d]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	728,682	705,519
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,749,997
			28,376,141
	Credit Card — 0.2%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	9,342,000	9,514,020
[d]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	22,585,000	22,515,673
[d]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	5,000,000	5,050,888
			37,080,581
	Other Asset Backed — 0.4%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	5,622,458	5,573,703
[f]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	23,750,000	23,691,452
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,967,366
[d,g]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,687,621	12,793,357
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	1,726,672
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	3,987,452	4,009,427
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	89,090
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	375,251
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	339,662
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	1,274,777

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Series 2021-1A Class R, due 12/20/2046	$ 8,500,000	$ 1,138,966
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	650,146
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	238,922
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,985,869
	Upstart Pass-Through Trust,
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	419,316
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	215,180
			67,489,156
	Student Loan — 0.2%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	16,941,250
[d]	MPOWER Education Trust, Series 2025-A Class A, 6.62% due 7/21/2042	13,118,314	13,367,155
[f]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.136% (TSFR1M + 0.40%) due 1/25/2033	5,335,904	5,251,215
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	521,694
			36,081,314
	Total Asset Backed Securities (Cost $156,642,519)		169,027,192
	Corporate Bonds — 4.3%
	Banks — 0.2%
	Banks — 0.2%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,923,525
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	30,170,000	29,712,019
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	10,349,733
			41,985,277
	Capital Goods — 0.1%
	Aerospace & Defense — 0.0%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,375,350
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,467,078
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,251,136
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,897,433
			27,990,997
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,950,325
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,541,019
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,445,739
			29,937,083
	Consumer Durables & Apparel — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,281,554
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,300,900
			14,582,454
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,388,937
			4,388,937
	Consumer Staples Distribution & Retail — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,384,072
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,845,955
			31,230,027
	Energy — 0.9%
	Energy Equipment & Services — 0.1%
[d,h]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,734,605

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oil, Gas & Consumable Fuels — 0.8%
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	$ 13,230,000	$ 13,829,187
	Energean Israel Finance Ltd.,
[h]	5.375% due 3/30/2028	6,500,000	6,405,035
[h]	8.50% due 9/30/2033	12,410,941	13,271,391
[f]	Energy Transfer LP, 7.133% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,852,892
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	9,105,400
	5.80% due 3/15/2035	10,000,000	10,504,200
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	24,109,216
	5.55% due 6/1/2045	5,000,000	4,833,350
[d,h]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,296,380
	Petroleos Mexicanos,
[h]	5.95% due 1/28/2031	10,000,000	9,676,200
[h]	6.70% due 2/16/2032	3,000,000	2,991,210
[h]	7.69% due 1/23/2050	5,650,000	5,061,496
	Sunoco LP,
[d]	7.25% due 5/1/2032	4,892,000	5,167,322
[d,e,f]	7.875% (5-Yr. CMT + 4.230%) due 9/18/2030	7,588,000	7,781,494
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	5,008,800
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	14,128,430
			160,756,608
	Equity Real Estate Investment Trusts (REITs) — 0.1%
	Diversified REITs — 0.1%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,705,500
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	8,092,437
			15,797,937
	Financial Services — 0.4%
	Capital Markets — 0.2%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,598,975
[d]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	13,000,000	12,922,130
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	11,847,185
[d,h]	Foresea Holdings SA, 7.50% due 6/15/2030	1,520,371	1,499,116
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	4,038,702
	Financial Services — 0.2%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,933,790
[d]	6.35% due 10/23/2029	5,000,000	5,098,600
[d]	7.95% due 8/11/2028	3,000,000	3,171,570
[e,f]	Citigroup, Inc., Series X, 3.875% (5-Yr. CMT + 3.42%) due 2/18/2026	38,500,000	38,384,885
			82,494,953
	Food, Beverage & Tobacco — 0.1%
	Beverages — 0.0%
[d,h]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	10,283,431
	Food Products — 0.0%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,118,445
	Tobacco — 0.1%
[d,h]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,143,950
[d,h]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,597,250
			25,143,076
	Insurance — 0.3%
	Insurance — 0.3%
[h]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,501,558
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,443,965
	3.40% due 6/15/2030	8,383,000	8,002,412
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,712,100
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,388,120
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,161,608

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			49,209,763
	Materials — 0.1%
	Chemicals — 0.0%
[d,h]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	$ 3,000,000	$ 2,753,130
[d,h]	OCP SA, 3.75% due 6/23/2031	1,735,000	1,622,207
	Containers & Packaging — 0.0%
[d]	Matthews International Corp., 8.625% due 10/1/2027	7,670,000	7,914,213
	Metals & Mining — 0.1%
[d,h]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	7,500,000	7,760,400
	WE Soda Investments Holding plc,
[d,h]	9.375% due 2/14/2031	4,150,000	4,163,529
[d,h]	9.50% due 10/6/2028	2,000,000	2,015,340
			26,228,819
	Media & Entertainment — 0.1%
	Media — 0.1%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	8,000,000	7,311,200
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,953,450
[d]	5.00% due 8/1/2027	7,500,000	7,510,350
			19,775,000
	Real Estate Management & Development — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	3,015,930
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,624,908
			5,640,838
	Semiconductors & Semiconductor Equipment — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	9,072,546
			9,072,546
	Software & Services — 0.3%
	Information Technology Services — 0.0%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	5,000,000	5,314,450
[d]	Science Applications International Corp., 4.875% due 4/1/2028	7,000,000	6,989,990
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	6,380,010
[d]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	10,000,000	9,977,900
	Prosus NV,
[d,h]	3.061% due 7/13/2031	11,800,000	10,728,206
[d,h]	3.832% due 2/8/2051	5,000,000	3,341,850
[d,h]	4.027% due 8/3/2050	5,000,000	3,477,400
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,908,020
[d]	GoTo Group, Inc., 5.50% due 5/1/2028	4,354,350	2,460,105
[d,h]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,492,900
			65,070,831
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,986,850
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,591,022
			10,577,872
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
[h]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	30,520,972
[h]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	95,364,406
	Wireless Telecommunication Services — 0.0%
[d,h]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	10,000,000	10,497,100
			136,382,478

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass-Through Trust, Series 2019-1 Class B, 3.85% due 8/15/2029	$ 4,817,054	$ 4,692,003
[d,h]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	15,533,668
			20,225,671
	Utilities — 0.2%
	Electric Utilities — 0.1%
[d,h]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,791,509
	Comision Federal de Electricidad,
[h]	5.00% due 9/29/2036	8,708,000	8,082,766
[d,h]	6.45% due 1/24/2035	8,000,000	8,208,720
	Multi-Utilities — 0.1%
[d,h]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	10,001,125
			31,084,120
	Total Corporate Bonds (Cost $747,678,663)		807,575,287
	Other Government — 0.1%
[d,h]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	6,212,500
[d,h]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	5,661,960
	Total Other Government (Cost $9,596,131)		11,874,460
	U.S. Government Agencies — 0.0%
[e,f]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	5,000,000	5,139,450
	Total U.S. Government Agencies (Cost $5,000,000)		5,139,450
	Mortgage Backed — 1.8%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	3,555,403	3,582,956
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	11,798,837	11,397,619
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	4,725,243	4,724,790
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	9,799,261	9,786,979
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	12,214	12,348
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.877% due 3/25/2050	939,692	822,867
[d,f]	Series 2019-1 Class B5, 3.877% due 3/25/2050	439,609	350,006
[d,f]	Series 2019-1 Class B6, 3.651% due 3/25/2050	745,503	502,946
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.701% due 12/25/2045	549,483	511,458
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class AIO1, 0.435% due 10/25/2049	47,857,876	1,032,854
[d,f,i]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	42,685,318	1,185,990
[d,f,i]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	59,650,748	647,598
[d,f]	Series 2020-J1 Class B4, 3.435% due 10/25/2049	1,261,243	1,082,324
[d,f]	Series 2020-J1 Class B5, 3.435% due 10/25/2049	638,025	399,883
[d,f]	Series 2020-J1 Class B6, 3.435% due 10/25/2049	1,145,464	574,915
[d,f,i]	Series 2020-J2 Class AX1, 0.252% due 1/25/2051	94,064,085	1,368,407
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	100,583,542	1,220,742
[d,f]	Series 2020-J2 Class B4, 2.752% due 1/25/2051	491,000	225,781
[d,f]	Series 2020-J2 Class B5, 2.752% due 1/25/2051	164,000	74,622
[d,f]	Series 2020-J2 Class B6, 2.752% due 1/25/2051	655,000	281,129
[d,f]	Series 2023-I1 Class M1, 7.049% due 4/25/2058	5,000,000	5,002,145
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.194% due 3/25/2034	129,131	52,817
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,834,253
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,157,893
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	472,450
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	29,870,237	960,627
[d,f]	Series 2020-EXP2 Class B5, 4.032% due 8/25/2050	585,000	355,597
[d,f]	Series 2020-EXP2 Class B6, 4.032% due 8/25/2050	1,400,000	757,217
[d,f]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	429,000	208,908
[d,f]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	665,000	298,571
[d,f]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	509,528	203,409

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	$ 1,033,000	$ 571,397
[d,f]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,149	240,662
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	4,385,000	4,569,693
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,228,640
[d,f,i]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	63,009,499	617,915
[d,f]	Series 2021-AFC1 Class B3, 4.31% due 3/25/2056	215,000	149,859
[d,f,i]	Series 2021-AFC1 Class XS, 3.211% due 3/25/2056	63,009,499	10,433,743
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,049,688	3,039,271
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,746,775
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.653% due 8/25/2050	86,611,924	2,972,452
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	14,844,833	417,092
[d,f]	Series 2020-2 Class B4, 3.653% due 8/25/2050	783,521	685,275
[d,f]	Series 2020-2 Class B5, 3.653% due 8/25/2050	2,350,563	2,045,418
[d,f]	Series 2020-2 Class B6C, 3.34% due 8/25/2050	3,134,084	1,833,978
[d,f,i]	Series 2021-13IN Class AX1, 0.173% due 12/30/2051	147,291,458	1,435,768
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	12,210,691	133,697
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,142,255	338,886
[d,f]	Series 2021-13IN Class B4, 3.353% due 12/30/2051	2,286,671	1,902,049
[d,f]	Series 2021-13IN Class B5, 3.353% due 12/30/2051	448,187	364,100
[d,f]	Series 2021-13IN Class B6C, 3.218% due 12/30/2051	3,935,344	2,734,375
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,655,352
[d,f]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	25,657,833	25,895,170
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.391% due 10/25/2050	1,181,607	190,554
[d,f,i]	Series 2020-INV1 Class A12X, 2.906% due 10/25/2050	14,147,692	1,958,434
[d,f,i]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	79,073,944	888,522
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	51,425,931	514
[d,f,i]	Series 2020-INV1 Class AX2, 0.406% due 10/25/2050	2,549,784	54,032
[d,f,i]	Series 2020-INV1 Class AX4, 0.92% due 10/25/2050	2,745,060	120,149
[d,f]	Series 2020-INV1 Class B4, 3.827% due 10/25/2050	1,753,408	1,544,730
[d,f]	Series 2020-INV1 Class B5, 3.827% due 10/25/2050	1,757,558	1,569,087
[d,f]	Series 2020-INV1 Class B6, 3.827% due 10/25/2050	4,397,500	3,136,128
[d,f,i]	Series 2020-INV1 Class BX, 0.327% due 10/25/2050	20,011,623	317,004
[d,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	14,914,921
[d,f]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class B, 5.893% (TSFR1M + 2.14%) due 3/15/2040	8,000,000	8,009,225
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AX1, 0.129% due 8/25/2050	11,320,905	57,130
[d,f,i]	Series 2020-4 Class A11X, 1.181% (5.14% - TSFR1M) due 11/25/2050	2,215,304	105,390
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	10,042,710	247,618
[d,f,i]	Series 2020-4 Class AX1, 0.071% due 11/25/2050	37,094,152	75,390
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,026,301	180,914
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,368,529	64,124
[d,f]	Series 2020-4 Class B4, 3.621% due 11/25/2050	1,796,874	1,574,720
[d,f]	Series 2020-4 Class B5, 3.621% due 11/25/2050	829,459	651,388
[d,f]	Series 2020-4 Class B6, 3.621% due 11/25/2050	1,582,548	845,501
[d,f]	Series 2020-7 Class B4, 3.508% due 1/25/2051	2,209,488	1,925,096
[d,f]	Series 2020-7 Class B5, 3.508% due 1/25/2051	1,552,763	934,844
[d,f]	Series 2020-7 Class B6, 3.401% due 1/25/2051	2,260,779	1,172,852
[d,f]	Series 2021-11 Class B5, 3.016% due 1/25/2052	3,507,565	2,747,392
[d,f]	Series 2021-11 Class B6, 2.718% due 1/25/2052	3,982,690	2,119,675
[d,f]	Series 2022-2 Class B4, 3.122% due 8/25/2052	3,074,350	2,424,324
[d,f]	Series 2022-2 Class B5, 3.122% due 8/25/2052	1,632,964	1,066,481
[d,f]	Series 2022-2 Class B6, 2.047% due 8/25/2052	1,795,512	758,735
[d,f]	Series 2022-3 Class B4, 3.095% due 8/25/2052	2,520,817	1,998,181
[d,f]	Series 2022-3 Class B5, 3.095% due 8/25/2052	1,604,406	797,093
[d,f]	Series 2022-3 Class B6, 2.007% due 8/25/2052	1,459,907	615,921
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.109% due 8/25/2051	87,759,006	370,387
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,013,090	249,889
[d,f]	Series 2021-INV2 Class B5, 3.309% due 8/25/2051	298,765	237,801
[d,f]	Series 2021-INV2 Class B6, 3.254% due 8/25/2051	1,453,567	813,196
[d,f,i]	Series 2021-INV3 Class AX1, 0.15% due 10/25/2051	107,351,309	702,818
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,693,944	240,942

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f]	Series 2021-INV3 Class B5, 3.20% due 10/25/2051	$ 416,310	$ 329,202
[d,f]	Series 2021-INV3 Class B6, 3.083% due 10/25/2051	1,846,770	1,064,606
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.115% due 8/25/2034	531,187	514,650
[f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	8,355,274	8,366,966
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,535,471	10,081,819
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.743% due 6/25/2051	86,093,205	3,476,254
[d,f]	Series 2021-INV1 Class B5, 3.243% due 6/25/2051	1,023,749	845,592
[d,f]	Series 2021-INV1 Class B6, 3.227% due 6/25/2051	1,839,274	1,202,004
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,023,166
[d,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,658,941	7,735,729
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,344,419
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	15,596,082	13,481,763
[d,f]	PRET LLC, Whole Loan Securities Trust CMO, Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	23,658,698	23,800,175
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	6,932,890	6,913,919
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,468,266
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	1,804,199	1,631,411
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	5,173,675
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	40,119,161	499,752
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,761,670
[d,f]	Series 2019-3 Class B3, 6.344% due 9/25/2059	3,366,214	2,923,539
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	39,422,728	394
[d]	Series 2019-3 Class XS2, due 9/25/2059	37,451,214	2,071,438
[d,f]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.339% (TSFR1M + 2.59%) due 4/15/2042	4,063,356	4,083,809
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,670,573
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	9,378,370	8,424,664
[d,f]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	14,865,979	13,641,015
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.919% due 8/25/2057	5,351,000	5,335,683
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AIO1, 0.18% due 6/25/2050	130,675,968	1,183,702
[d,f]	Series 2020-3 Class B5, 3.18% due 6/25/2050	1,046,000	552,104
[d,f]	Series 2020-3 Class B6, 3.18% due 6/25/2050	1,912,755	974,650
[d,f,i]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	154,461,256	4,527,105
[d,f]	Series 2021-INV1 Class B4, 3.304% due 8/25/2051	3,191,141	2,659,267
[d,f]	Series 2021-INV1 Class B5, 3.304% due 8/25/2051	2,461,737	1,978,139
[d,f]	Series 2021-INV1 Class B6, 3.304% due 8/25/2051	1,893,743	943,904
	Total Mortgage Backed (Cost $331,116,377)		339,468,744
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
[j]	Imagefirst Holdings LLC, 6.733% (SOFR + 3.00%) due 3/12/2032	19,850,250	19,837,943
			19,837,943
	Food, Beverage & Tobacco — 0.0%
	Beverages — 0.0%
[j]	Celsius Holdings, Inc., 6.172% (SOFR + 2.50%) due 4/1/2032	6,206,667	6,240,803
			6,240,803
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 5.734% (SOFR + 2.00%) due 3/19/2032	6,455,029	6,449,672
			6,449,672
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 6.84% (SOFR + 3.00%) due 10/30/2030	1,481,325	1,477,162
			1,477,162
	Technology Hardware & Equipment — 0.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Communications Equipment — 0.0%
[j]	GoTo Group, Inc., 8.794% (SOFR + 4.75%) due 4/28/2028	$ 2,235,013	$ 1,330,753
	Technology Hardware, Storage & Peripherals — 0.0%
[j]	Xerox Holdings Corp., 7.672% - 7.73% (SOFR + 4.00%) due 11/19/2029	5,780,880	4,928,201
			6,258,954
	Total Loan Participations (Cost $41,961,567)		40,264,534
	Short-Term Investments — 8.2%
[c]	Thornburg Capital Management Fund	156,496,190	1,564,961,899
	Total Short-Term Investments (Cost $1,564,961,899)		1,564,961,899
	Total Investments — 99.5% (Cost $11,958,293,230)		$18,873,048,513
	Other Assets Less Liabilities — 0.5%		90,267,535
	Net Assets — 100.0%		$18,963,316,048

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	BBH	Sell	2,608,395,800	3/23/2026	3,076,418,535	$ —	$ (4,354,298)
Great Britain Pound	SSB	Sell	377,533,600	3/23/2026	508,793,643	—	(3,644,625)
Swiss Franc	SSB	Sell	34,100,200	3/23/2026	43,400,538	—	(71,131)

Total						—	$(8,070,054)

Net unrealized appreciation (depreciation)							$(8,070,054)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $862,020,946, representing 4.55% of the Fund’s net assets.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
g	Bond in default.
h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Chimera Investment Corp.	$65,410,736	$3,182,155	$-	$-	$(3,983,466)	$64,609,425	$1,923,209
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	65,867,791	-	-	-	732,343	66,600,134	1,766,239
Thornburg Capital Mgmt. Fund	2,114,075,381	391,335,301	(940,448,783)	-	-	1,564,961,899	19,608,974
Total	$2,245,366,347	$394,517,456	$(940,448,783)	$-	$(3,251,123)	$1,696,183,897	$23,298,422